Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Schwab 1000 Index Fund
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab 1000 Index Fund
Account Value	[1]	$ 32,635.53	$ 23,620.14	$ 21,601.34	$ 25,941.02	$ 18,119.85	$ 16,383.79	$ 14,346.76	$ 13,428.7	$ 10,871.37	$ 10,466	$ 10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[2]	Russell 1000® Index
Account Value		$ 33,205.93	24,050.27	21,966.95	26,269.4	18,304.73	16,510.7	14,463.77	13,520.34	10,932.72	10,486.47	10,000
Schwab 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Schwab 1000 Index®
Account Value		$ 32,918.21	$ 23,819.66	$ 21,775.22	$ 26,137.09	$ 18,248.4	$ 16,491.9	$ 14,435.42	$ 13,510.74	$ 10,930.08	$ 10,495.7	$ 10,000

[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Due to new regulatory requirements, the fund’s regulatory index has changed from the Schwab 1000 Index® to the Russell 1000® Index. The Russell 1000® Index provides a broad measure of market performance. The fund generally invests in securities that are included in the Schwab 1000 Index®. The fund does not seek to track the regulatory index.